Contingent and Deferred Consideration Payable - Schedule of Contingent Consideration Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contingent And Deferred Consideration Payable [Abstract]
Beginning balance	$ 8,395	$ 18,706
Payments made during the year	(7,319)	(10,138)
Additions in the year	3,234	0
Fair value loss and other	(1,351)	(173)
Ending balance	2,959	$ 8,395
Current portion of contingent and deferred consideration payable	1,517
Non-current portion of contingent and deferred consideration payable	$ 1,442